Short-term borrowings	6 Months Ended
Jun. 30, 2024
Short-Term Debt [Abstract]
Short-term borrowings	Short-term borrowings
Short-term borrowings consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Unsecured bank loans	1,200,000	1,600,000

As of December 31, 2023, the Group’s short-term borrowings bear interest rates of 3.8%, 3.9% and 4.0% per annum. As of June 30, 2024, the Group’s short-term borrowings bear interest rates of 4.0% and 3.9% per annum. As of December 31, 2023 and June 30, 2024, the Group had a total line of credit in the amount of RMB1,200,000 and RMB1,700,000, of which the unused portion was nil and RMB100,000, respectively.
Short-term borrowings of RMB180,000 and nil as of December 31, 2023 and June 30, 2024 were guaranteed by Hubei ECARX Technology Co. Ltd., which is a related party of the Group.